Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Amount of undistributed earnings that are intended to be reinvested related to both continuing operations and discontinued operations	$ 2,100,000,000
Amount of undistributed earnings that are intended to be reinvested related to continuing operations	1,400,000,000
Anticipated repatriation of certain foreign earnings		168,300,000
Aggregate deferred tax asset	189,900,000
Tax credit carryforward, valuation allowance	142,900,000
Unrecognized tax benefits	746,800,000	730,600,000	848,800,000	762,900,000
Portion that, if recognized, would reduce tax expense and effective tax rate	332,400,000	311,300,000	610,900,000
Accrued penalties and interest	267,200,000	233,000,000	246,800,000
Interest and penalties recognized	36,000,000
Additional tax proposed in notices	849,000,000
Amount CareFusion is liable under tax matters agreement in the event amount must be paid to the taxing authority	591,500,000
Federal [Member]
Tax credit carryforward, amount	225,400,000
State [Member]
Tax credit carryforward, amount	568,900,000
International [Member]
Tax credit carryforward, amount	131,800,000
Minimum Within the Next 12 Months [Member]
Decrease in unrecognized tax benefits range	0
Maximum Within the Next 12 Months [Member]
Decrease in unrecognized tax benefits range	$ 215,000,000